Organization and Nature of Operations (Details) $ / shares in Units, $ / shares in Units, $ in Thousands											6 Months Ended
		Jan. 28, 2025 USD ($)	Jan. 02, 2025 USD ($)	Dec. 29, 2024 USD ($) $ / shares shares	Dec. 26, 2024 USD ($)	Dec. 12, 2024 USD ($)	May 02, 2024 USD ($)	Feb. 08, 2023 USD ($) $ / shares shares	Feb. 06, 2023 USD ($)	Apr. 28, 2021 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Feb. 26, 2025	Dec. 31, 2024 $ / shares	Nov. 08, 2024 $ / shares	Jul. 29, 2024	Mar. 12, 2024 $ / shares	Dec. 15, 2021 USD ($) $ / shares shares	Apr. 28, 2021 HKD ($) $ / shares shares
Organization and Nature of Operations (Details) [Line Items]
Entity incorporation date											Apr. 13, 2016
Authorized share capital										$ 50,000,000									$ 50,000
Issued shares										5,000,000									5,000,000
Shares, par value | $ / shares																			$ 0.01
Par value (in Dollars per share) | $ / shares															$ 0.00004		$ 0.00004
Gross proceeds form issuance of ordinary shares (in Dollars) | $											$ 5,883,000	$ 7,266,000
Net proceeds after deduction of costs related to initial public offerings (in Dollars) | $									$ 14,098,140
Lichen China Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Authorized share capital | $																			$ 50,000
Bondly HKMember
Organization and Nature of Operations (Details) [Line Items]
Equity interest													40.00%			60.00%
HONG KONG
Organization and Nature of Operations (Details) [Line Items]
Issued shares										5,000,000									5,000,000
Unissued shares										5,000,000									5,000,000
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value (in Dollars per share) | $ / shares																		$ 0.0001
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value (in Dollars per share) | $ / shares																		$ 0.00004
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Cancellation of shares										400,000,000
Cancellation price per share (in Dollars per share) | $ / shares										$ 0.0001
Issuance of ordinary shares										5,400,000									5,400,000
Par value (in Dollars per share) | $ / shares	[1]										$ 0.008			$ 0.008
IPO shares issued				25,000,000
Shares issued price per share (in Dollars per share) | $ / shares				$ 0.00004
Gross proceeds form issuance of ordinary shares (in Dollars) | $		$ 3,052,000	$ 2,831,250	$ 2,831,250	$ 2,529,000	$ 2,426,000	$ 7,266,000
Purchase of additional shares								600,000
Class A Ordinary Shares [Member] | Lichen China Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Authorized share capital | $										$ 50,000,000								$ 50,000,000
Issued shares										400,000,000								1,000,000,000	400,000,000
Shares, par value | $ / shares										$ 0.0001								$ 0.00004
Shares issued for consideration										5,400,000									5,400,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Cancellation of shares										100,000,000
Cancellation price per share (in Dollars per share) | $ / shares										$ 0.0001
Issuance of ordinary shares										3,600,000									3,600,000
Par value (in Dollars per share) | $ / shares	[1]										$ 0.008			$ 0.008
Class B Ordinary Shares [Member] | Lichen China Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Issued shares										100,000,000								250,000,000	100,000,000
Shares, par value | (per share)										$ 0.0001								$ 0.00004	$ 0.01
Class B Ordinary Shares [Member] | Share Capital of Lichen [Member]
Organization and Nature of Operations (Details) [Line Items]
Shares issued for consideration										3,600,000									3,600,000
IPO [Member]
Organization and Nature of Operations (Details) [Line Items]
Net proceeds after deduction of costs related to initial public offerings (in Dollars) | $								$ 14,098,140
IPO [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value (in Dollars per share) | $ / shares								$ 0.00004
IPO shares issued								4,000,000
Shares issued price per share (in Dollars per share) | $ / shares								$ 4
Gross proceeds form issuance of ordinary shares (in Dollars) | $								$ 16,000,000	$ 16,000,000
Lichen China Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Interests in subsidiaries											100.00%

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.